Long-Term Debt - Summary of Long-Term Debt (Detail)	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) vessel	Jan. 28, 2020 USD ($)	Dec. 31, 2018 USD ($) vessel
Debt Instrument [Line Items]
Total principal			$ 562,861,000		$ 741,992,000
Less: unamortized discount and debt issuance costs			(3,182,000)		(6,586,000)
Less: current portion			(43,573,000)		(106,236,000)
Non-current portion of long-term debt			516,106,000		629,170,000
Secured Debt
Debt Instrument [Line Items]
Total principal			221,729,000		323,995,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal			$ 341,132,000		$ 417,997,000
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 532,800,000.0
Revolver 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 270,000,000
Debt Instrument, Collateral, Number of Vessels | vessel			5		7
Total principal			$ 61,200,000		$ 125,300,000
Repayments of Debt		$ 215,800,000
2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			28		29
2016 Debt Facility Maturing in January 2021 [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal			$ 279,900,000		$ 157,600,000
2016 Debt Facility Maturing in January 2021 [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Total principal			76,700,000		292,700,000
Term Loan [Member] | Secured Debt
Debt Instrument [Line Items]
Total principal			$ 221,700,000		$ 324,000,000
Minimum [Member] | Not Guaranteed By Teekay Corporation [Member] | Revolver 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			6 months
Minimum [Member] | Not Guaranteed By Teekay Corporation [Member] | 2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			6 months
Subsequent Event [Member] | 2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 455,000,000